DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)		3 Months Ended	5 Months Ended	12 Months Ended
	Oct. 22, 2019 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($)
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Gross proceeds			$ 135,240,000
Transaction costs	$ 3,187,305		312,370
Underwriting fees	2,760,000
Other offering costs	$ 427,305
Cash held outside Trust account		$ 456,257	$ 712,062	$ 624,830	$ 453,512
Maturity term		5 years		5 years
Minimum percentage of fair market value on trust account		80.00%		80.00%
Minimum percentage of securities need to be owned or acquired		50.00%		50.00%
Minimum net intangible assets		$ 5,000,001		$ 5,000,001
Minimum share percentage restricted from redeeming of aggregate shares		15		15
Private Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of public shares issued | shares	4,110,000
Shares issued price per share | $ / shares	$ 1.00
Gross proceeds	$ 4,110,000
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of public shares issued | shares	13,800,000	13,800,000		13,800,000
Shares issued price per share | $ / shares	$ 10.00	$ 10.00		$ 10.00
Gross proceeds	$ 138,000,000
Initial Public Offering | Private Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Shares issued price per share | $ / shares	$ 10.00			$ 10.00
Gross proceeds	$ 138,000,000
Maturity term	6 months
Over-Allotment Option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of public shares issued | shares	1,800,000	1,800,000		1,800,000
Shares issued price per share | $ / shares		$ 10.00		$ 10.00